Concentration - Schedules of Concentrations of Continuing Operations (Details) - Customer Concentration Risk ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 USD ($)	Feb. 28, 2023 USD ($)	Feb. 29, 2024 CNY (¥)
Revenue | Customer A
Concentration Risk [Line Items]
Revenues from customer		$ 7,381
Concentration Risk, Percentage		22.00%
Revenue | Major Customers
Concentration Risk [Line Items]
Revenues from customer		$ 7,381
Concentration Risk, Percentage		22.00%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Accounts Receivable from customer	$ 129		¥ 927
Concentration Risk, Percentage	29.00%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Accounts Receivable from customer	$ 92		662
Concentration Risk, Percentage	20.00%
Accounts Receivable | Customer D
Concentration Risk [Line Items]
Accounts Receivable from customer	$ 54		387
Concentration Risk, Percentage	12.00%
Accounts Receivable | Major Customers
Concentration Risk [Line Items]
Accounts Receivable from customer	$ 275		¥ 1,976
Concentration Risk, Percentage	61.00%